ORGANIZATION AND NATURE OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) shares	Feb. 28, 2023 CNY (¥) shares	Feb. 28, 2023 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2021 shares	May 31, 2021 shares
Schedule Of Organization And Nature Of Operations [Line Items]
Cash distribution to shareholders of Shanghai Hesai in connection with the 2021 Reorganization					¥ 0	$ 0	¥ 17,506	¥ 0
Subscription receivables					292,721		292,721			$ 40,103
Class B
Schedule Of Organization And Nature Of Operations [Line Items]
Number of shares issued	10,125,118	10,125,118	10,125,118	10,125,118
IPO | Class B
Schedule Of Organization And Nature Of Operations [Line Items]
Number of shares issued	10,125,118	10,125,118	10,125,118	10,125,118
Net proceeds from IPO	¥ 1,225,470	$ 179,786	¥ 1,225,470	$ 179,786
Shanghai Hesai
Schedule Of Organization And Nature Of Operations [Line Items]
Settlement through cash redemption | ¥									¥ 817,847
Cash distribution to shareholders of Shanghai Hesai in connection with the 2021 Reorganization | ¥							¥ 17,506		¥ 507,620
Subscription receivables | ¥					¥ 292,721
Shanghai Hesai | Founding shareholders
Schedule Of Organization And Nature Of Operations [Line Items]
Percentage of equity interest acquired											100.00%
Shanghai Hesai | Founding shareholders | Class A
Schedule Of Organization And Nature Of Operations [Line Items]
Number of shares subscribed											30,033,379	30,033,379
Shanghai Hesai | Existing investors | Class B
Schedule Of Organization And Nature Of Operations [Line Items]
Number of shares subscribed											62,834,548	62,834,548